Derivatives Textuals (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives (Textual) [Abstract]
Notional Basis swaps combined with receive fixed rate/pay floating rate swaps	$ 4,700,000,000	$ 15,500,000,000
Cash collateral netted against derivative assets	5,000,000,000	6,600,000,000
Cash collateral netted against derivative liabilities	14,500,000,000	15,400,000,000
Gains (losses) on forward derivatives hedging	(9,000,000)	53,000,000
Deferred net gains on derivatives in other comprehensive income	350,000,000
Maximum length of time hedged in cash flow hedge	5 years
Gains on derivatives used to hedge residential mortgage servicing rights	3,574,000,000	5,241,000,000	4,485,000,000
Aggregate fair value of derivatives used for economic hedges net asset liability	87,000,000	1,400,000,000
Aggregate fair value of derivative loan commitments net asset liability	497,000,000	478,000,000
Aggregate fair value of derivative instruments with credit-risk-related contingent features, net liability	16,200,000,000	17,100,000,000
Collateral for derivative instruments with credit-risk-related contingent features	14,300,000,000	15,000,000,000
Additional collateral for derivative instruments with credit-risk-related contingent features	1,900,000,000	2,100,000,000
Change in value of derivatives excluded from assessment of cash flow hedge effectiveness	$ 0	$ 0